T. ROWE PRICE RETIREMENT 2015 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 51.6%
T. Rowe Price Funds:
Equity Index 500 Fund	1,045,536	8,210	151,222	8,931,975	832,460
Growth Stock Fund	198,808	130,628	3,617	4,072,809	383,537
Value Fund	157,823	172,199	803	9,739,894	353,850
Overseas Stock Fund	222,735	126	13,149	21,767,681	234,003
International Value Equity Fund	223,594	126	12,982	18,546,784	232,577
International Stock Fund	201,696	126	5,277	11,731,770	223,021
Emerging Markets Stock Fund	131,710	17	14,179	2,951,046	138,286
Mid-Cap Growth Fund	116,954	66	2,019	1,230,798	126,440
Mid-Cap Value Fund	100,555	65	2,513	4,095,309	110,860
New Horizons Fund(2)	90,608	9	11,441	1,061,226	84,919
Small-Cap Stock Fund(2)	69,685	542	1,447	1,446,779	77,301
Real Assets Fund	62,939	35	3,536	5,846,143	66,295
Small-Cap Value Fund	60,174	41	1,535	1,514,346	65,783
U. S. Large-Cap Core Fund	4,844	16,301	52	831,282	23,850
Emerging Markets Discovery Stock
Fund	1,161	6,896	26	692,239	8,203
Total Equity Mutual Funds (Cost $1,828,835)					2,961,385

BOND MUTUAL FUNDS 47.2%
T. Rowe Price Funds:
New Income Fund	883,241	60,362	18,920	95,320,275	946,530
Limited Duration Inflation Focused
Bond Fund	652,100	22,205	21,289	130,321,017	676,366
International Bond Fund (USD
Hedged)	295,941	13,714	7,590	30,194,198	308,585
Emerging Markets Bond Fund	213,781	4,801	5,847	20,662,708	231,422
High Yield Fund	184,458	23,147	5,183	32,689,293	211,173
Dynamic Global Bond Fund	193,183	6,259	4,938	20,135,435	197,126
Floating Rate Fund	71,475	1,870	1,971	7,845,045	72,959
U. S. Treasury Long-Term Fund	69,447	372	1,862	4,417,210	67,318
Total Bond Mutual Funds (Cost $2,628,080)					2,711,479

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2015 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
	(Cost and value in $000s)

	SHORT-TERM INVESTMENTS 1.0%
	T. Rowe Price Funds:
	U. S. Treasury Money Fund,
0.24% (3)	181,042	161,671	287,628	55,085,147	55,085
	Total Short-Term Investments (Cost $55,085)				55,085

	Total Investments in Securities 99.8%
	(Cost $4,512,000)				$5,727,949

	Other Assets Less Liabilities 0.2%				13,578

	Net Assets 100.0%				$5,741,527

(1)		Each underlying Price Fund is an affiliated company; the fund is invested in the Z
		Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2015 FUND

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Short, 139 Russell 2000 E-Mini Index contracts	9/20	(10,851)	$(1,215)
Short, 233 MSCI EAFE Index contracts	9/20	(22,136)	(1,438)
Short, 918 S&P 500 E-Mini Index contracts	9/20	(160,599)	(13,417)
Long, 1,249 U. S. Treasury Notes ten year
contracts	12/20	173,923	(256)
Net payments (receipts) of variation margin to date			17,040

Variation margin receivable (payable) on open futures contracts			$714

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2015 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$3	$2,622	$1,235
Emerging Markets Bond Fund	(480)	18,687	2,666
Emerging Markets Discovery
Stock Fund	3	172	—
Emerging Markets Stock Fund	3,628	20,738	—
Equity Index 500 Fund	198,041	(70,064)	4,652
Floating Rate Fund	(87)	1,585	822
Growth Stock Fund	843	57,718	—
High Yield Fund	(73)	8,751	3,017
International Bond Fund (USD
Hedged)	70	6,520	1,521
International Stock Fund	1,819	26,476	—
International Value Equity Fund	(282)	21,839	—
Limited Duration Inflation
Focused Bond Fund	205	23,350	1,385
Mid-Cap Growth Fund	1,681	11,439	—
Mid-Cap Value Fund	117	12,753	—
New Horizons Fund	8,936	5,743	—
New Income Fund	302	21,847	6,696
Overseas Stock Fund	1,196	24,291	—
Real Assets Fund	284	6,857	—
Small-Cap Stock Fund	365	8,521	—
Small-Cap Value Fund	205	7,103	—
U. S. Large-Cap Core Fund	6	2,757	—
U. S. Treasury Long-Term Fund	14	(639)	325
Value Fund	535	24,631	—
U. S. Treasury Money Fund	—	—	91
Totals	$217,331#	$243,697	$22,410+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $22,410 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2015 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.